RELATED PARTY TRANSACTIONS - Schedule of Balance Sheet (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Due from related parties	$ 1,625	$ 1,404
Current liabilities
Due to related parties	1,011	544
Non-current liabilities
Due to related parties	485	541
Non-recourse borrowings	12,492	12,493
Brookfield
Current assets
Due from related parties	16	30
Current liabilities
Due to related parties	67	34
Non-current liabilities
Due to related parties	9	53
The partnership
Current assets
Due from related parties	1,590	1,363
Non-current assets
Due from related parties	0	9
Current liabilities
Due to related parties	903	480
Non-current liabilities
Due to related parties	42	452
Brookfield Wealth Solutions and associates
Current liabilities
Due to related parties	24	24
Non-current liabilities
Due to related parties	434	34
Non-recourse borrowings	0	13
Equity-accounted investments and other
Current assets
Due from related parties	19	11
Current liabilities
Due to related parties	17	6
Non-current liabilities
Due to related parties	$ 0	$ 2